RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Personnel Compensation
As a result, the aggregate compensation for the Group’s key management is comprised of the following:

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Short-term employee benefits	13	12	8
Directors' fees	2	2	1
Share-based compensation	10	10	9
Post-employments benefits	—	—	—
Termination benefits	—	—	—
Employer social contribution	2	2	1
Total	27	26	19